Intangible assets, net (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Trade name, domain name and license CNY	Dec. 31, 2013 Trade name, domain name and license CNY	Dec. 31, 2014 IPR&D CNY	Dec. 31, 2013 IPR&D CNY	Dec. 31, 2014 Copyrights CNY	Dec. 31, 2013 Copyrights CNY	Dec. 31, 2014 Game engine CNY	Dec. 31, 2013 Game engine CNY	Dec. 31, 2014 Non-compete agreements CNY	Dec. 31, 2013 Non-compete agreements CNY	Dec. 31, 2014 Customer relationship CNY	Dec. 31, 2013 Customer relationship CNY	Dec. 31, 2014 Completed game CNY	Dec. 31, 2013 Completed game CNY	Dec. 31, 2014 Online game development costs CNY	Dec. 31, 2013 Online game development costs CNY	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY
Intangible assets, net
Gross Carrying Amount		647,551,687	568,649,613	141,935,889	123,427,084	2,184,736	2,184,736	153,120,143	125,988,632	42,885,594	36,355,980	32,987,828	29,355,984	28,903,530	25,433,530	149,098,967	148,640,168	95,395,000	76,223,499	1,040,000	1,040,000
Accumulated Amortization		(302,807,123)	(220,106,867)	(17,043,403)	(15,737,622)			(79,387,981)	(56,056,872)	(30,180,638)	(24,489,448)	(28,757,050)	(27,703,206)	(14,104,385)	(7,719,641)	(93,297,050)	(60,457,472)	(38,996,616)	(26,902,606)	(1,040,000)	(1,040,000)
Impairment		(53,708,264)	(17,824,505)	(29,902,157)	(6,622,649)			(6,418,553)								(3,930,246)	(2,122,400)	(13,457,308)	(9,079,456)
Net Carrying Amount	$ 46,906,537	291,036,300	330,718,241	94,990,329	101,066,813	2,184,736	2,184,736	67,313,609	69,931,760	12,704,956	11,866,532	4,230,778	1,652,778	14,799,145	17,713,889	51,871,671	86,060,296	42,941,076	40,241,437